Equity (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,732,368
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 28.85
Granted, Number of Options | shares	78,740
Granted, Weighted Average Exercise Price | $ / shares	$ 13.59
Exercised, Number of Options | shares	(26,362)
Exercised, Weighted Average Exercise Price | $ / shares	$ 10.04
Forfeited, Number of Options | shares	(165,187)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 36.68
Options outstanding, Number of Options | shares	1,619,559
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 27.62
Options exercisable, Number of Options | shares	1,238,659
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 31.25